Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CLEARWATER INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2022
Clearwater International Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Clearwater International Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39.50% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.50%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund intends to invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the United States and doing a substantial amount of business outside the United States. Equity securities in which the Fund invests include common and preferred stock, sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, and exchange-traded funds and other investment companies. The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size. The Fund does not intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers (including frontier market issuers). The Fund defines emerging markets to be markets that are included in the MSCI Emerging Markets Index and defines frontier markets to be markets that are included in the MSCI Frontier Markets 100 Index.In order to hedge against adverse movements in currency exchange rates, the Fund may enter into foreign currency exchange contracts. The Fund may use options, futures contracts, and options on futures contracts to attempt to manage market or business risks. The Fund does not intend to invest in foreign currency exchange contracts, options, futures contracts, or options on futures contracts for speculative purposes.Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management to the Fund: Parametric Portfolio Associates LLC (“Parametric”), Artisan Partners Limited Partnership (“Artisan Partners”), WCM Investment Management, LLC (“WCM”), and LSV Asset Management (“LSV”). Fiduciary Counselling, Inc. (“FCI”) also acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by the Fund’s adviser.The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 30% of the Fund’s assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s three other subadvisers that provide day-to-day management of the Fund. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index - Net Dividends as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the MSCI World Ex U.S.A. Index - Net Dividends at any given time. The MSCI World Ex U.S.A. Index - Net Dividends is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Ex U.S.A. Index - Net Dividends consists of the following 22 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Parametric selects securities for inclusion in the portfolio based upon their contribution to the portfolio’s market capitalization, industry weightings and other fundamental characteristics. Securities are selected and purchased from the constituents of the benchmark index to create a portfolio that will closely replicate the performance of the benchmark index. Perfect replication of the benchmark index is not desirable for taxable investors, as it can create unnecessary turnover, realization of gains, and reduce after-tax return.Artisan Partners seeks to build a diversified portfolio of non-U.S. stocks of all sizes that it believes to be undervalued. WCM utilizes two separate strategies in managing its portion of the Fund’s assets. With respect to its Focused Growth International strategy, WCM invests in approximately 30-40 large capitalization non-U.S. companies (companies with market capitalizations greater than $3.5 billion). With respect to its International Small Cap Growth Strategy, WCM invests in equity securities or depositary receipts of small capitalization companies domiciled outside of the United States, including in emerging and frontier market countries. WCM considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the MSCI ACWI Ex-US Small Cap Index at the time of purchase. In both strategies, WCM seeks to identify companies believed to have above-average potential for growth in revenue and earnings. LSV seeks to structure and maintain a diversified portfolio of non-U.S. small capitalization stocks utilizing a quantitative model that focuses on companies whose securities, in LSV’s opinion, are out-of-favor (undervalued) in the marketplace at the time of purchase. LSV considers small capitalization companies to be companies with market capitalizations below $7 billion at the time of purchase. Overall, the Fund may be invested across all capitalization levels.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Please remember that with any mutual fund investment you may lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:Market RiskThe price of equity securities may fluctuate, sometimes rapidly and unpredictably. Market risk may impact individual securities based on general market or economic conditions and/or real or perceived factors affecting specific industries or individual company fundamentals. These factors may include corporate earnings outlooks, changes in interest rates, investor sentiment, or industry competitive conditions. Additionally, events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also have a significant impact. Equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline, and are also generally more volatile than fixed income markets.Active Management RiskThe adviser may actively allocate the Fund’s assets among subadvisers and, in addition, certain subadvisers provide active management. As a result, the Fund’s performance will reflect in part the adviser’s or subadvisers’ ability to make investment decisions that are suited to achieving the Fund’s investment objective. To the extent it is actively managed, the Fund could under-perform other mutual funds with similar investment objectives.Passive Management RiskBecause a portion of the Fund is managed to seek investment results that track, before fees and expenses, those of the MSCI World Ex U.S.A. Index – Net Dividends, the Fund faces a risk of poor performance if:•The MSCI World Ex U.S.A. Index – Net Dividends declines generally or performs poorly relative to other indexes or individual stocks.•The stocks of companies which comprise the MSCI World Ex U.S.A. Index – Net Dividends fall out of favor with investors.•An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the MSCI World Ex U.S.A. Index – Net Dividends.In addition, the performance of the portion of the Fund and the index may differ due to factors such as the use of representative sampling, the fees and expenses of the Fund, transaction costs, and the use of a tax-managed strategy in seeking to track the index.Multi-Manager RiskBecause each subadviser makes investment decisions independently, it is possible that the security selection process of the subadvisers may not complement one another. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the Fund were managed by a single subadviser. It is possible that one or more of the subadvisers may, at any time, take positions that may be opposite of positions taken by other subadvisers. In such cases, the Fund will incur brokerage and other transaction costs, without accomplishing any net investment results. Subadvisers also may be competing with one another for similar positions at the same time, which could have the result of increasing a security’s cost. As a general proposition, a multi-manager approach increases the Fund’s portfolio turnover rate over the portfolio turnover rate of a single manager fund which may result in higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions and other transaction costs. The subadvisers selected may under-perform the market generally or other subadvisers that could have been selected for the Fund.Equity Securities RiskSince it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.Small- and Medium-Sized Company RiskStocks of small- and medium-sized companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of such stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small- and medium-sized companies at the desired time and price.Micro-Sized Company RiskThe Fund is also subject to the general risk that the stocks of micro-sized companies can involve greater risks than those associated with larger, more established companies. Micro-sized company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Also, there are fewer market makers for these stocks and wider spreads between quoted bid and ask prices in the over-the-counter market for these stocks. Micro-sized stocks tend to be less liquid, particularly during periods of market disruption. There normally is less publicly available information concerning these securities. Micro-sized companies in which the Fund may invest typically have limited product lines, markets or financial resources or may be dependent on a small management group.Investment Style Risks:•Value Investing RiskTo the extent a Fund subadviser employs a value style strategy, that portion of the Fund’s assets is subject to the possibility that value stocks may fall out of favor or perform poorly relative to other types of investments. With value investing, there is the risk that the market will not recognize that the securities selected are undervalued and they might not appreciate in value in the way the subadviser anticipates.•Growth Investing RiskTo the extent a Fund subadviser employs a growth style strategy, that portion of the Fund’s assets is subject to the possibility that these stocks can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations. Growth investing does not guarantee a profit or eliminate risk.Foreign Securities and Currency Risks:•Foreign Securities Market RiskThe Fund is also subject to the risk that international equity securities may under-perform other segments of the equity markets or the equity markets as a whole. Securities of companies traded in some countries outside of the U.S., particularly in emerging markets, may be subject to further risks due to the inexperience of local investment professionals and financial institutions. Additionally, foreign stock exchanges may be subject to less regulation, and there may be delays in the settlement of foreign stock exchange transactions.•Emerging Markets RiskThe risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. Risk of loss may also be greater due to more or less foreign government regulation, less public information, and less stringent investor protections and disclosure standards. The imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.•Currency RiskBecause the foreign securities in which the Fund invests, except for American Depositary Receipts, generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to those other currencies will adversely affect the value of the Fund.•Information RiskNon-U.S. companies may not be subject to uniform accounting, auditing, and financial reporting standards or to other regulatory requirements applicable to U.S. companies. As a result, less information may be available to investors concerning non-U.S. investments.•Investment Restriction RiskSome countries restrict foreign investments in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.•Political and Economic RisksInternational investing subjects investors to the risk of political, social, or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, limits on removal of currency or other assets, and nationalization of assets.•Foreign Currency Hedging Transaction RiskIn order to hedge against adverse movements in currency exchange rates, the Fund may enter into forward foreign currency exchange contracts. If the adviser’s or subadviser’s forecast of exchange rate movements is incorrect, the Fund may realize losses on its foreign currency transactions. Additionally, the Fund’s hedging transactions may prevent the Fund from realizing the benefits of a favorable change in the value of foreign currencies.Futures and Options RiskFutures investing may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of a security or future underlying an option, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.Preferred Securities RiskPreferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.Exchange-Traded Fund (“ETF”) and Underlying Investment Company RiskThe risks of owning an ETF or other investment company generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF or investment company could result in its value being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs and underlying investment companies purchased or sold by the Fund could result in losses on the Fund’s investment. ETFs and other investment companies also have management fees that increase their costs versus the costs of owning the underlying securities directly.Depositary Receipts RiskThe Fund may invest in foreign securities through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stocks, a Fund can avoid currency risks during the settlement period for either purchases or sales. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. Investment in Depositary Receipts that are not sponsored by a financial institution (“Unsponsored Depositary Receipts”) is subject to additional risks. The issuers of Unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding their issuers and there may not be a correlation between such information and the market value of the Unsponsored Depositary Receipts. Further, the prices of Unsponsored Depositary Receipts may be more volatile than the prices of sponsored depositary receipts.Tax-Managed Investment RiskMarket conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable rates. Use of a tax-managed strategy for a portion of the Fund’s assets may affect the investment decisions made for the Fund. For example, the Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although a smaller portion of the Fund’s total return may consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders. The performance of the Fund may deviate from that of non-tax managed funds and may not provide as high a return before consideration of federal income tax consequences as non-tax managed funds. Although a tax-managed strategy is used with respect to a portion of the Fund’s assets, the Fund can realize capital gains.Model and Data RiskOne or more of the Fund’s subadvisers may rely heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.
Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart illustrates some of the risks of investing in the Fund by showing the performance of the Fund’s shares for each of the past 10 calendar years. The total return table illustrates some of the risks of investing in the Fund by comparing the average annual total return of the Fund for the periods shown to that of the Fund’s benchmark, the MSCI World Ex U.S.A. Index – Net Dividends. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The total return table illustrates some of the risks of investing in the Fund by comparing the average annual total return of the Fund for the periods shown to that of the Fund’s benchmark, the MSCI World Ex U.S.A. Index – Net Dividends.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above, the highest and lowest quarterly returns were as follows:Highest:21.68% in2nd Quarter 2020Lowest:(23.67)% in1st Quarter 2020
Performance Table Heading	rr_PerformanceTableHeading	Clearwater International Fund Average Annual Total Returns <br/>(For the Periods Ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or individual retirement account, after-tax returns are not relevant.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or individual retirement account, after-tax returns are not relevant.
Clearwater International Fund | Clearwater International Fund
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%
1 year	rr_ExpenseExampleYear01	$ 102
3 years	rr_ExpenseExampleYear03	318
5 years	rr_ExpenseExampleYear05	552
10 years	rr_ExpenseExampleYear10	$ 1,225
2012	rr_AnnualReturn2012	17.91%
2013	rr_AnnualReturn2013	21.85%
2014	rr_AnnualReturn2014	(4.70%)
2015	rr_AnnualReturn2015	(0.15%)
2016	rr_AnnualReturn2016	2.09%
2017	rr_AnnualReturn2017	26.54%
2018	rr_AnnualReturn2018	(14.01%)
2019	rr_AnnualReturn2019	26.47%
2020	rr_AnnualReturn2020	19.02%
2021	rr_AnnualReturn2021	15.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.67%)
1 Year	rr_AverageAnnualReturnYear01	15.39%
5 Years	rr_AverageAnnualReturnYear05	13.58%
10 Years	rr_AverageAnnualReturnYear10	10.19%
Clearwater International Fund | Return After Taxes on Distributions | Clearwater International Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.02%
5 Years	rr_AverageAnnualReturnYear05	12.53%
10 Years	rr_AverageAnnualReturnYear10	9.25%
Clearwater International Fund | Return After Taxes on Distributions and Sales of Fund Shares | Clearwater International Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.93%
5 Years	rr_AverageAnnualReturnYear05	10.85%
10 Years	rr_AverageAnnualReturnYear10	8.25%
Clearwater International Fund | MSCI World Ex U.S.A. Index - Net Dividends (reflects no deduction for expenses)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.62%
5 Years	rr_AverageAnnualReturnYear05	9.63%
10 Years	rr_AverageAnnualReturnYear10	7.84%